Events after the reporting period	12 Months Ended
Dec. 31, 2018
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period
26.	Events after the reporting period

Subsequent to the end of the reporting period, the Group repurchased 548,121 ordinary shares for €62 million under the share repurchase program.

Subsequent to year-end, the Group entered into agreements to acquire Gimlet Media Inc. and Anchor FM Inc. for purchase consideration totaling approximately €300 million, primarily in cash, subject to closing adjustments.